SHAREHOLDERS' EQUITY (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	4 years
Weighted average grant date fair value of options granted	$ 1.05	$ 1.24
Unrecognized compensation cost related to non-vested stock options	$ 3,854
Unrecognized compensation cost, period for recognition	1 year
Total intrinsic value of options exercised	$ 264	$ 141
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration period	6 years